SEGMENT INFORMATION (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SEGMENT INFORMATION
NOTE 16 -	SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original Equipment Manufacturing or "OEM" of Heat Management Solutions (ii) Heat Transfer Services and Products (iii) Maintenance, Repair and Overhaul or "MRO" services for Aviation Components and (iv) OEM of Electric Motion Systems.

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OEM of Heat Management Solutions primarily includes the design, development, manufacture and sale of (i) a broad range of heat transfer components (such as heat exchangers, pre-coolers and oil/fuel hydraulic coolers) used in mechanical and electronic systems on-board commercial, military and business aircraft; (ii) environmental control and cooling systems on board aircraft and for ground applications; and (iii) a variety of other electronic and mechanical aircraft accessories and systems such as pumps, valves, power systems and turbines.

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Heat Transfer Services and Products primarily includes the maintenance, repair and overhaul of heat transfer equipment and in a lesser extent, the manufacturing of certain heat transfer products. TAT's Limco subsidiary operates an FAA certified repair station, which provides heat transfer MRO services and products for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for Aviation Components primarily includes the maintenance, repair and overhaul of APUs, landing gear and other aircraft components. TAT's Piedmont subsidiary operates an FAA certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

-	OEM of Electric Motion Systems primarily includes the design, development, manufacture and sale of a broad range of electrical motor applications for airborne and ground systems.

The Group's chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data consistent with the presentation in the accompanying financial statements.

TAT evaluates segment performance based on revenue and operating income. The operating income reported in TAT's segments excludes other unallocated amounts. Although such amounts are excluded from the business segment results, they are included in reported consolidated earnings.

b.	Segments statement operations disclosure:

The following financial information is the information that management uses for analyzing the segment results. The figures are presented in consolidated method as presented to management.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$27,944	$10,007	$27,529	$22,442	$-	$-	$87,922
Intersegment revenues	3,088	-	180	-	-	(3,268)	-
Total revenues	31,032	10,007	27,709	22,442	-	(3,268)	87,922

Cost of revenues	23,105	8,043	19,671	19,044	-	(3,281)	66,582
Gross profit	7,927	1,964	8,038	3,398	-	13	21,340

Research and development expenses	581	157	414	-	-	-	1,152
Selling and marketing expenses	1,476	527	1,049	374	-	-	3,426
General and administrative expenses	3,530	1,377	3,270	3,310	-	-	11,487
Impairment of goodwill	-	1,015	-	-	-	-	1,015
Other expense (income)	(13)	22	-	-	-	-	9
Operating income (loss)	2,353	(1,134)	3,305	(286)	-	13	4,251

Financial expense, net	-	-	-	-	(181)	-	(181)
Income before taxes on income							$4,070

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$25,993	$11,658	$27,600	$20,146	$-	$-	$85,397
Intersegment revenues	4,027	-	3	-	-	(4,030)	-
Total revenues	30,020	11,658	27,603	20,146	-	(4,030)	85,397

Cost of revenues	22,660	9,388	20,173	17,882	-	(3,884)	66,219
Write down of inventory and impairment charges of long lived assets	-	298	-	5,465	-	-	5,763
Gross profit	7,360	1,972	7,430	(3,201)	-	(146)	13,415

Research and development expenses	455	331	-	-	-	-	786
Selling and marketing expenses	1,203	619	1,026	591	-	-	3,439
General and administrative expenses	3,787	1,501	3,035	2,626	-	-	10,949
Other expense (income)	(190)	21	-	-	-	-	(169)
Operating income (loss)	2,105	(500)	3,369	(6,418)	-	(146)	(1,590)

Financial expense, net	-	-	-	-	(380)	-	(380)
Loss before tax benefit							$(1,970)

	Year ended December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination from inter companies sale	Consolidated

Revenues
Sale of products and services	$26,012	$13,046	$24,365	$16,332	$-	$-	$79,755
Intersegment revenues	3,639	-	104	-	-	(3,743)	-
Total revenues	29,651	13,046	24,469	16,332	-	(3,743)	79,755

Cost of revenues	22,425	10,092	18,005	14,631	-	(3,965)	61,188
Write down of inventory	-	-	-	3,500	-	-	3,500
Gross profit	7,226	2,954	6,464	(1,799)	-	222	15,067

Research and development expenses	274	377	-	-	-	-	651
Selling and marketing expenses	1,186	526	1,014	749	-	-	3,475
General and administrative expenses	3,598	1,572	2,649	5,013	-	-	12,832
Impairment of goodwill and intangible assets	-	-	456	4,248	-	-	4,704
Operating income (loss)	2,168	479	2,345	(11,809)	-	222	(6,595)

Financial expense, net	-	-	-	-	(111)	-	(111)
Other expenses	-	-	-	-	(200)	-	(200)
Loss before tax benefit							$(6,906)

c.	The following financial information identifies the assets to segment:

	As of December 31, 2012
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,162	$12,707	$26,469	$17,819	$16,354	$107,511
Depreciation and amortization	973	498	735	197	-	2,403
Expenditure for segment assets	1,047	247	756	344	-	2,394

	As of December 31, 2011
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$33,972	$13,941	$27,242	$20,380	$19,783	$115,318
Depreciation and amortization	1,137	655	758	721	-	3,271
Expenditure for segment assets	924	352	638	1,391	-	3,305
Goodwill	-	1,042	-	-	-	1,042

	As of December 31, 2010
	OEM of Heat Management Solutions	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$36,949	$17,501	$21,559	$23,588	$21,830	$121,427
Depreciation and amortization	1,220	671	704	787	-	3,382
Expenditure for segment assets	739	826	625	896	-	3,086
Goodwill	-	1,156	-	-	-	1,156